CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited)	August 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.0%
Verizon Communications Inc.	2,076	$120,740

Entertainment - 2.7%
Walt Disney Co.	1,228	168,555

Media - 2.8%
Comcast Corp., Class A Shares	3,909	173,013

TOTAL COMMUNICATION SERVICES		462,308

CONSUMER DISCRETIONARY - 6.6%
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	1,216	117,417

Specialty Retail - 3.4%
Home Depot Inc.	928	211,500

Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	976	79,983

TOTAL CONSUMER DISCRETIONARY		408,900

CONSUMER STAPLES - 11.9%
Beverages - 0.5%
PepsiCo Inc.	248	33,909

Food & Staples Retailing - 1.2%
Sysco Corp.	976	72,546

Food Products - 4.5%
Mondelez International Inc., Class A Shares	2,240	123,693
Nestle SA, ADR	1,369	153,862

Total Food Products		277,555

Household Products - 4.0%
Colgate-Palmolive Co.	1,184	87,794
Procter & Gamble Co.	1,324	159,184

Total Household Products		246,978

Personal Products - 1.7%
Unilever PLC, ADR	1,615	102,036

TOTAL CONSUMER STAPLES		733,024

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Kinder Morgan Inc.	5,973	121,072
Williams Cos. Inc.	4,493	106,035

TOTAL ENERGY		227,107

FINANCIALS - 11.8%
Banks - 5.7%
Bank of America Corp.	5,657	155,624

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
PNC Financial Services Group Inc.	763	$98,373
US Bancorp	1,913	100,796

Total Banks		354,793

Capital Markets - 1.8%
BlackRock Inc.	257	108,598

Insurance - 4.3%
American International Group Inc.	1,973	102,675
MetLife Inc.	2,049	90,771
Travelers Cos. Inc.	496	72,892

Total Insurance		266,338

TOTAL FINANCIALS		729,729

HEALTH CARE - 7.6%
Health Care Providers & Services - 1.4%
UnitedHealth Group Inc.	373	87,282

Pharmaceuticals - 6.2%
Johnson & Johnson	920	118,091
Merck & Co. Inc.	1,976	170,865
Pfizer Inc.	2,587	91,968

Total Pharmaceuticals		380,924

TOTAL HEALTH CARE		468,206

INDUSTRIALS - 10.8%
Air Freight & Logistics - 2.4%
United Parcel Service Inc., Class B Shares	1,229	145,833

Commercial Services & Supplies - 2.9%
Covanta Holding Corp.	2,888	49,673
Waste Management Inc.	1,108	132,240

Total Commercial Services & Supplies		181,913

Electrical Equipment - 1.0%
Emerson Electric Co.	1,028	61,259

Industrial Conglomerates - 2.9%
3M Co.	396	64,041
Honeywell International Inc.	708	116,551

Total Industrial Conglomerates		180,592

Road & Rail - 1.6%
Union Pacific Corp.	607	98,310

TOTAL INDUSTRIALS		667,907

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.7%
Cisco Systems Inc.	880	41,193

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
IT Services - 5.0%
Mastercard Inc., Class A Shares	485	$136,465
Visa Inc., Class A Shares	943	170,513

Total IT Services		306,978

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	599	28,398
Texas Instruments Inc.	796	98,505

Total Semiconductors & Semiconductor Equipment		126,903

Software - 3.8%
Microsoft Corp.	1,716	236,568

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	679	141,734

TOTAL INFORMATION TECHNOLOGY		853,376

MATERIALS - 10.6%
Chemicals - 6.7%
Ecolab Inc.	787	162,366
Linde PLC	612	115,613
PPG Industries Inc.	1,213	134,388

Total Chemicals		412,367

Construction Materials - 1.5%
Vulcan Materials Co.	680	96,050

Containers & Packaging - 1.5%
International Paper Co.	2,368	92,589

Metals & Mining - 0.9%
Nucor Corp.	1,107	54,221

TOTAL MATERIALS		655,227

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	723	166,428
Healthcare Trust of America Inc., Class A Shares	2,112	59,896

TOTAL REAL ESTATE		226,324

UTILITIES - 6.4%
Electric Utilities - 3.0%
Edison International	838	60,562
NextEra Energy Inc.	572	125,314

Total Electric Utilities		185,876

Independent Power and Renewable Electricity Producers - 1.9%
Brookfield Renewable Partners LP	3,040	113,879

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 1.5%
Sempra Energy		664	$94,042

TOTAL UTILITIES			393,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,079,410)			5,825,905

RATE
SHORT-TERM INVESTMENTS - 5.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $331,039)	1.915%	331,039	331,039

TOTAL INVESTMENTS - 99.8% (Cost - $5,410,449)			6,156,944
Other Assets in Excess of Liabilities - 0.2%			10,377

TOTAL NET ASSETS - 100.0%			$6,167,321

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London

Notes to Schedule of Investments (unaudited) (continued)

Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$5,825,905	—	—	$5,825,905
Short-Term Investments†	331,039	—	—	331,039

Total Investments	$6,156,944	—	—	$6,156,944

†	See Schedule of Investments for additional detailed categorizations.

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited)	August 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
COMMUNICATION SERVICES - 16.3%
Entertainment - 3.3%
Walt Disney Co.	39,616	$5,437,692

Interactive Media & Services - 10.4%
Alphabet Inc., Class A Shares	2,915	3,470,395	*
Alphabet Inc., Class C Shares	4,309	5,119,523	*
Facebook Inc., Class A Shares	45,874	8,517,425	*

Total Interactive Media & Services		17,107,343

Media - 2.6%
Comcast Corp., Class A Shares	95,848	4,242,233

TOTAL COMMUNICATION SERVICES		26,787,268

CONSUMER DISCRETIONARY - 10.9%
Internet & Direct Marketing Retail - 7.0%
Amazon.com Inc.	5,698	10,121,300	*
GrubHub Inc.	22,868	1,356,987	*

Total Internet & Direct Marketing Retail		11,478,287

Specialty Retail - 3.9%
Advance Auto Parts Inc.	19,913	2,746,998
Home Depot Inc.	16,150	3,680,747

Total Specialty Retail		6,427,745

TOTAL CONSUMER DISCRETIONARY		17,906,032

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	13,302	3,920,897

Food Products - 1.0%
McCormick & Co. Inc., Non Voting Shares	10,547	1,717,790

TOTAL CONSUMER STAPLES		5,638,687

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Pioneer Natural Resources Co.	15,485	1,911,159

FINANCIALS - 5.0%
Capital Markets - 3.1%
BlackRock Inc.	5,901	2,493,526
Charles Schwab Corp.	68,954	2,638,870

Total Capital Markets		5,132,396

Consumer Finance - 1.9%
American Express Co.	25,839	3,110,241

TOTAL FINANCIALS		8,242,637

See Notes to Schedule of Investments.

1

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 9.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals Inc.	22,219	$2,238,786	*
BioMarin Pharmaceutical Inc.	21,597	1,621,071	*

Total Biotechnology		3,859,857

Health Care Providers & Services - 2.9%
UnitedHealth Group Inc.	20,535	4,805,190

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific Inc.	14,359	4,121,895

Pharmaceuticals - 2.0%
Johnson & Johnson	25,206	3,235,442

TOTAL HEALTH CARE		16,022,384

INDUSTRIALS - 12.2%
Air Freight & Logistics - 3.8%
CH Robinson Worldwide Inc.	15,821	1,336,716
United Parcel Service Inc., Class B Shares	40,919	4,855,449

Total Air Freight & Logistics		6,192,165

Industrial Conglomerates - 2.3%
Honeywell International Inc.	22,969	3,781,157

Machinery - 0.5%
Caterpillar Inc.	7,142	849,898

Professional Services - 1.7%
IHS Markit Ltd.	43,816	2,874,768	*

Road & Rail - 1.1%
Uber Technologies Inc.	57,402	1,869,583	*

Trading Companies & Distributors - 2.8%
W.W. Grainger Inc.	16,531	4,523,708

TOTAL INDUSTRIALS		20,091,279

INFORMATION TECHNOLOGY - 31.4%
IT Services - 8.0%
Akamai Technologies Inc.	39,204	3,494,252	*
Fidelity National Information Services Inc.	14,123	1,923,835
Visa Inc., Class A Shares	42,752	7,730,417

Total IT Services		13,148,504

Semiconductors & Semiconductor Equipment - 5.7%
NVIDIA Corp.	13,775	2,307,450
QUALCOMM Inc.	55,318	4,302,081
Texas Instruments Inc.	22,896	2,833,380

Total Semiconductors & Semiconductor Equipment		9,442,911

Software - 14.6%
Adobe Inc.	16,076	4,573,783	*

See Notes to Schedule of Investments.

2

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		SHARES	VALUE
Software - (continued)
Microsoft Corp.		63,651	$8,774,927
Nutanix Inc., Class A Shares		49,314	1,194,878	*
Oracle Corp.		58,521	3,046,603
Palo Alto Networks Inc.		12,539	2,553,191	*
Splunk Inc.		20,793	2,325,073	*
VMware Inc., Class A Shares		10,260	1,451,175

Total Software			23,919,630

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.		24,404	5,094,091

TOTAL INFORMATION TECHNOLOGY			51,605,136

MATERIALS - 4.1%
Chemicals - 4.1%
Ecolab Inc.		18,394	3,794,866
Linde PLC		15,863	2,996,680

TOTAL MATERIALS			6,791,546

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix Inc.		5,289	2,942,165

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,699,886)			157,938,293

	RATE
SHORT-TERM INVESTMENTS - 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $6,208,300)	1.915%	6,208,300	6,208,300

TOTAL INVESTMENTS - 99.9% (Cost - $155,908,186)			164,146,593
Other Assets in Excess of Liabilities - 0.1%			100,778

TOTAL NET ASSETS - 100.0%			$164,247,371

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks long-term capital appreciation through investing in large-capitalization companies with the potential for high future earnings growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London

4

Notes to Schedule of Investments (unaudited) (continued)

Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

5

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$157,938,293	—	—	$157,938,293
Short-Term Investments†	6,208,300	—	—	6,208,300

Total Investments	$164,146,593	—	—	$164,146,593

†	See Schedule of Investments for additional detailed categorizations.

6